Submission	Feb. 10, 2025
Submission [Line Items]
Central Index Key	0001866368
Registrant Name	Clearwater Analytics Holdings, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES